Equity	6 Months Ended
Jun. 30, 2023
Equity
Equity

9.     Equity

As of June 30, 2023, the share capital of €1,493 (December 31, 2022: €1,493) is comprised of 149,339,335 (December 31, 2022: 149,339,335) common shares with a par value of €0.01 per share.

On April 18, 2022, the Company closed its public offering of 25,875,000 common shares (including over-allotment shares) at the public offering price of $4.00 per share, generating net proceeds of €89.8 million ($97.1 million), after deducting €6.0 million ($6.5 million) in underwriting commissions and other offering expenses.